Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy of Liabilities

Fair Value Hierarchy of liabilities that are recognized and measured at fair value in the financial statements as of December 31, 2024 and June 30, 2024 (level 3 inputs are not applicable):

	Fair Value Measurement Using
	Level 1	Level 2
LIABILITIES
December 31, 2024:
Due to related party – recognized at fair value (1)	$—	$11,241

June 30, 2024:
Due to related party – recognized at fair value (1)	$—	$10,741

(1)	The amounts due to related party contain no interest provision. Any imputed interest is immaterial.

Schedule of Basic and Diluted Loss per Share

The table below presents the computation of the basic and diluted loss per share for the periods July 1, 2024 to December 31, 2024 and July 1, 2023 to December 31, 2023

	Period July 1, 2024 to December 31, 2024		Period July 1, 2023 to December 31, 2023
	Class A Common Shares	Class B Common Shares	Class A Common Shares	Class B Common Shares
Numerator:
Net loss	$(599,382)	$(599,382)	$(738,091)	$(738,091)
Net loss allocated between Class A and Class B common shares	(406,068)	(193,314)	$(514,749)	$(223,342)
Denominator:
Weighted average common shares outstanding — basic	9,400,000	4,475,000	9,400,000	4,078,533
Dilutive common share equivalents	-	-	-	-
Weighted average common shares outstanding — diluted	9,400,000	4,475,000	9,400,000	4,078,533
Net loss per share:
Basic	$(0.04)	$(0.04)	$(0.05)	$(0.05)
Diluted	$(0.04)	$(0.04)	$(0.05)	$(0.05)